Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Comparative information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of initial application of standards or interpretations [line items]
Profit/(loss) for the period	€ 9,414	€ 7,463
Provisions	9,211		€ 8,355
Other operating expenses	1,305	1,196
Other provisions
Disclosure of initial application of standards or interpretations [line items]
Provisions	€ 2,492		€ 2,004
Increase (Decrease) Due To Changes In Presentation
Disclosure of initial application of standards or interpretations [line items]
Profit/(loss) for the period		238
Other operating expenses		204
Increase (Decrease) Due To Changes In Presentation | Other provisions
Disclosure of initial application of standards or interpretations [line items]
Provisions		€ (204)
Mexico, Pesos
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	5.81%
Change in average foreign currency exchange rate (as a percent)	7.02%
United States of America, Dollars
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	2.88%
Change in average foreign currency exchange rate (as a percent)	(5.45%)
Brazil, Brazil Real
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	9.18%
Change in average foreign currency exchange rate (as a percent)	5.09%
Argentina, Pesos
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	0.80%
United Kingdom, Pounds
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	1.39%
Change in average foreign currency exchange rate (as a percent)	(2.47%)
Chile, Pesos
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	0.63%
Change in average foreign currency exchange rate (as a percent)	1.11%